Material accounting estimates and judgments	6 Months Ended
Jun. 30, 2025
Material accounting estimates and judgments
Material accounting estimates and judgments

3. Material accounting estimates and judgments

The Group makes estimates and assumptions concerning the future. These estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities or may have had a significant impact on the reported results are disclosed below:

Going concern

The Group’s accounts are prepared on a going concern basis. To date, the Group has financed its cash requirements primarily from share issuances, licensing certain of its research and development stage products and selling its allosteric modulator drug discovery technology platform with a portfolio of preclinical programs. The Group is a development-stage enterprise and is exposed to all the risks inherent in establishing a business. The Group expects that its existing cash and cash equivalents, at the issuance date of these unaudited interim condensed consolidated financial statements will be sufficient to fund its operations and meet all of its obligations as they fall due, through mid-June 2026. These factors individually and collectively indicate that a material uncertainty exists that raises substantial doubt about the Group’s ability to continue as a going concern for one year from the date of issuance of these unaudited interim condensed consolidated financial statements. The future viability of the Group is dependent on its ability to raise additional capital through public or private financings or collaboration agreements to finance its future operations, which may be delayed due to reasons outside of the Group’s control including health pandemics and geopolitical risks. The sale of additional equity may dilute existing shareholders. The inability to obtain funding, as and when needed, would have a negative impact on the Group’s financial condition and ability to pursue its business strategies. If the Group is unable to obtain the required funding to run its operations and to develop and commercialize its product candidates, the Group could be forced to delay, reduce or stop some or all of its research and development programs to ensure it remains solvent. Management continues to explore options to obtain additional funding, including through collaborations with third parties related to the future potential development and/or commercialization of its product candidates. However, there is no assurance that the Group will be successful in raising funds, closing collaboration agreements, obtaining sufficient funding on terms acceptable to the Group, or if at all, which could have a material adverse effect on the Group’s business, results of operations and financial condition.

The Business of the Group could be adversely affected by health pandemics and geopolitical risks

The business of the Group could be adversely affected by health epidemics and geopolitical risks in regions where the Group or partners have concentrations of clinical trial sites or other business operations and could cause significant disruption in the operations of third-party manufacturers and CROs upon whom the Group or partners rely. Health pandemics may pose the risk that the Group, employees, contractors, collaborators, and partners may be prevented from conducting certain pre-clinical tests, clinical trials or other business activities for an indefinite period of time, including due to travel restrictions, quarantines, “stay-at-home” and “shelter-in-place” orders or shutdowns that have been or may in the future be requested or mandated by governmental authorities. For example, the COVID-19 pandemic has impacted the business of the Group and clinical trials led by the Group or partners, including as a result of delays or difficulties in clinical site initiation, difficulties in recruiting and retaining clinical site investigators and clinical site staff and interruption of the clinical supply chain or key clinical trial activities, such as clinical trial site monitoring, and supply chain interruptions caused by restrictions for the supply of materials for drug candidates or other materials necessary to manufacture product to conduct clinical and preclinical tests. Geopolitical risks such as Russia-Ukraine war or Middle East conflict may create global security concerns including the possibility of an expanded regional or global conflict and potential ramifications such as disruption of the supply chain including research and development activities being conducted by the Group and its strategic partners. Delays in research and development activities of the Group and its partners could increase associated costs and, depending upon the duration of any delays, require the Group and its partners to find alternative suppliers at additional expense. In addition, Russia-Ukraine war has had significant ramifications on global financial markets, which may adversely impact the ability of the Group to raise capital on favorable terms or at all.

Discontinued operations, assets and liabilities held for sale related to the Neurosterix Transaction

On April 2, 2024, the Group sold a part of its business constituting its allosteric modulator drug discovery technology platform and a portfolio of preclinical programs (note 21). As a consequence, the Group recognized discontinued operations in the statements of profit or loss under “net profit or loss from discontinued operations” for the six month-period ended June 30, 2024, in accordance with IFRS 5. The Group identified as well, cash flows from discontinued operations for the six-month period ended June 30, 2024 (note 21). The identification of discontinued operations may require some degree of judgement.

Fair value measurement of financial instruments

The Group measures its financial instruments at fair value at each reporting date. Fair value is the price that would be received to sell its financial asset in an orderly transaction between market participants at the measurement date, in the principal or most advantageous market, under current market conditions. Fair value measurements are categorized into three levels based on the degree to which inputs to the valuation techniques are observable:

●	Level 1: Quoted prices (unadjusted) in active markets for identical assets;
●	Level 2: Inputs other than quoted prices included within Level 1 that are all observable, either directly or indirectly used to measure the fair value;
●	Level 3: One or more of the significant inputs used to measure fair value is not based on observable market data. This is the case for unlisted equity securities or financial instruments where climate risk gives rise to a significant unobservable adjustment.

The Group uses appropriate valuation techniques in the circumstances and maximizes the use of relevant observable inputs. The transfers between levels are assessed at the end of each reporting period.

Investments accounted for using the equity method

The Group received an equity interest of 20% in Neurosterix US Holdings LLC as part of the Neurosterix Transaction. The initial recognition of the investment has been accounted at a fair value based on a financial valuation of Neurosterix Group. This carrying amount has been decreased to recognize the share of loss of Neurosterix Group and tested for impairment whenever events, factors or changes in circumstances indicate that it may not be recoverable.

Financial assets at fair value through Other Comprehensive Income (OCI)

The financial assets at fair value through OCI relate to strategic investments made by the Group into early stage R&D companies. The Group made the irrevocable election to classify these strategic investments, that are not held for trading, at fair value through OCI. The valuation at fair value is based on prices paid by investors during recent fundings (note 23). At each closing, the investments are tested by the Group in order to reflect any change in value due to events, factors or changes in circumstances.

Derivative financial instruments

Derivative financial instruments relate to Phantom shares and Warrants received as part of the purchase of strategic investment. Derivative financial instruments are accounted at fair value through the statements of profit or loss in accordance with IFRS 9, because they are considered as held for trading. The fair value is measured using the black Scholes and binomial valuation models (note 24). A number of assumptions related to the volatility of the underlying shares and to the risk - free rate are made in this model. Should the assumptions and estimates underlying the fair value of these instruments vary significantly from management’s estimates, then the fair value of the derivative financial instruments would be materially different from the amounts recognized. At each closing, the investments are tested by the Group in order to reflect any change in value due to events, factors or changes in circumstances.

Revenue recognition

Revenue is primarily from fees related to licenses, milestones and research services. Given the complexity of the relevant agreements, judgements are required to identify distinct performance obligations, allocate the transaction price to these performance obligations and determine when the performance obligations are met. In particular, the Group’s judgement over the estimated stand-alone selling price which is used to allocate the transaction price to the performance obligations is disclosed in note 16.

Grants

Grants are recorded at their fair value when there is reasonable assurance that they will be received and recognized as income when the Group has satisfied the underlying grant conditions. In certain circumstances, grant income may be recognized before explicit grantor acknowledgement that the conditions have been met.

Accrued research and development costs

The Group records accrued expenses for estimated costs of research and development activities conducted by third party service providers. The Group records accrued expenses for estimated costs of research and development activities based upon the estimated amount of services provided, but not yet invoiced, and these costs are included in accrued expenses on the balance sheets and within research and development expenses in the statements of profit or loss. These costs are a significant component of research and development expenses. Accrued expenses for these costs are recorded based on the estimated amount of work completed in accordance with agreements established with these third parties. Due to the nature of estimates, the Group may be required to make changes to the estimates after a reporting period as it becomes aware of additional information about the status or conduct of its research activities.

Share-based compensation

The Group recognizes an expense for share-based compensation based on the valuation of equity incentive units using the Black-Scholes valuation model. A number of assumptions related to the volatility of the underlying shares and to the risk-free rate are made in this model. Should the assumptions and estimates underlying the fair value of these instruments vary significantly from management’s estimates, then the share-based compensation expense would be materially different from the amounts recognized.

Equity instruments

The group records in equity the pre-funded warrants sold to investors and the warrants granted to investors at a fair value calculated using Black-Scholes model. A number of assumptions related to the volatility of the underlying shares and to the risk - free rate are made in this model. Should the assumptions and estimates underlying the fair value of these instruments vary significantly from management’s estimates, then the fair value of the equity instruments would be materially different from the amounts recorded in equity at the grant date.

Pension obligations

The present value of the pension obligations is calculated by an independent actuary and depends on a number of assumptions that are determined on an actuarial basis such as discount rates, future salary and pension increases, and mortality rates. Any changes in these assumptions will impact the carrying amount of pension obligations. The Group determines the appropriate discount rate at the end of each period. This is the interest rate that should be used to determine the present value of estimated future cash outflows expected to be required to settle the pension obligations. In determining the appropriate discount rate, the Group considers the interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating the terms of the related pension liability. Other key assumptions for pension obligations are based in part on current market conditions. Additional information is disclosed in note 15.